Equity (Details Textual) $ / shares in Units, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2017 COP ($) $ / shares	Mar. 31, 2016 USD ($)	Dec. 31, 2017 COP ($) shares	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)	Sep. 30, 2011 COP ($)	Dec. 31, 2007 COP ($)
Disclosure of changes in equity [Line Items]
Capital commitments			$ 36,540,000
Number of shares authorised | shares			60,000,000,000
Number of shares subscribed | shares			41,116,694,690
Proportion of shares available for public trade			11.51%
Number of shares available for public trade | shares			4,731,905,873
Proportion of shares held by majority share holders			88.49%
Number of shares held by majority share holders | shares			36,384,788,817
Capital reserve			$ 11,499,933
Number of shares reserved for issue under options and contracts for sale of shares | shares			18,883,305,310
Subscribed and Paid-In-Capital			$ 25,040,067	$ 25,040,067
Additional paid-in capital							$ 4,457,997
Additional paid-in capital receivable			$ (142)
Proportion of legal reserve derive from net income			10.00%
Proportion of legal reserve			50.00%
Proportion of statutory tax reserve from appropriation of profits			70.00%
Increase decrease through transfer between legal reserve and retained earnings, equity		$ 3,869,907
Dividends recognised as distributions to owners per share | $ / shares	$ 945,684
Dividends paid to non-controlling interests, classified as financing activities			$ 558,986	1,022,121
Dividends paid to equity holders of parent, classified as financing activities			945,661	690,177
Realized gain loss on proceeds from sales of equity instruments measured at fair value, net of tax				$ 68,497	$ 19,405
Reserve for New Exploration	$ 239,086
Share-based payment arrangements [member]
Disclosure of changes in equity [Line Items]
Additional paid-in capital						$ 2,118,468
Financial guarantee contracts [member]
Disclosure of changes in equity [Line Items]
Additional paid-in capital			$ 31,377